Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
On June 11, 2019, the Company held its 2019 Annual Meeting of Stockholders (the “Annual Meeting”). At the Annual Meeting, the Company’s stockholders approved the Company’s 2019 Equity Incentive Plan (the “2019 Plan”) and the Company’s 2019 Employee Stock Purchase Plan (the “2019 ESPP,” and together with the 2019 Plan, the “Plans”). The 2019 Plan is the successor to the Private Millendo 2012 Stock Plan and the OvaScience 2012 Stock Incentive Plan (each, as amended, the “Prior Plans”) and allows the Company to grant stock options, restricted stock unit awards and other awards at levels determined appropriate by the Company’s Board of Directors (the “Board”) or the Compensation Committee of the Board. No additional awards will be granted under either of the Prior Plans. The 2019 ESPP enables employees to purchase shares of the Company’s common stock through offerings of rights to purchase the Company’s common stock to all eligible employees. The Plans were adopted by the Board on April 29, 2019, subject to approval by the Company’s stockholders, and became effective with such stockholder approval on June 11, 2019. Outstanding awards under the Prior Plans continue to be subject to the terms and conditions of the Prior Plans.
The aggregate number of shares of the Company’s common stock initially reserved for issuance under the 2019 Plan was 2,919,872 shares, which is the sum of (i) 534,320 shares, (ii) the number of unallocated shares remaining available for grant under the Prior Plans as of the effective date of the 2019 Plan, and (iii) the Prior Plans’ Returning Shares (as defined below), as such shares become available from time to time. The number of shares of the Company’s common stock reserved for issuance under the 2019 Plan will automatically increase on January 1 of each year, for a period of ten years, from January 1, 2020 continuing through January 1, 2029, by 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Board. Pursuant to the terms of the 2019 Plan, an additional 4% of the total number of shares of the Company’s common stock outstanding on December 31, 2019 were added to the number of available shares effective January 1, 2020.
The term “Prior Plans’ Returning Shares” refers to the following shares of the Company’s common stock subject to any outstanding stock award granted under either of the Prior Plans: shares of common stock subject to awards that (i) expire or terminate for any reason prior to exercise or settlement; (ii) are forfeited because of the failure to meet a contingency or condition required to vest such shares or otherwise return to the Company; or (iii) are reacquired, withheld (or not issued) to satisfy a tax withholding obligation in connection with an award or to satisfy the purchase price or exercise price of a stock award. The foregoing includes shares subject to outstanding awards under the OvaScience 2011 Stock Incentive Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right.
The following shares of the Company’s common stock (collectively, the “2019 Plan Returning Shares”) will also become available again for issuance under the 2019 Plan: (i) any shares subject to a stock award that are not issued because such stock award expires or otherwise terminates without all of the shares covered by such stock award having been issued; (ii) any shares subject to a stock award that are not issued because such stock award is settled in cash; (iii) any shares issued pursuant to a stock award that are forfeited back to or repurchased by the Company because of the failure to meet a contingency or condition required for the vesting of such shares; and (iv) any shares reacquired by the Company in satisfaction of tax withholding obligations on a stock award or as consideration for the exercise or purchase price of a stock award.
The aggregate number of shares of the Company’s common stock that may be issued under the 2019 ESPP is 133,580 shares, plus the number of shares of the Company’s common stock that are automatically added on January 1st of each year, for a period of up to ten years, from January 1, 2020 continuing through January 1, 2029, by 1% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, (ii)    133,580 shares of the Company’s common stock, unless a lesser number of shares is determined by the Board. Pursuant to the terms of the 2019 Employee Stock Purchase Plan, an additional 133,580 shares were added to the number of available shares effective January 1, 2020.
The Company measures employee and nonemployee stock-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the award.
The Company recorded stock-based compensation expense in the following expense categories of its accompanying consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (amounts in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$977	$1,299
General and administrative	3,267	3,018

Total	$4,244	$4,317

Stock options
Options issued may have a contractual life of up to 10 years and may be exercisable in cash or as otherwise determined by the Board. Vesting generally occurs over a period of not greater than four years. In May 2020, the Company granted 840,450 stock options to its employees in connection with the PWS and CAH program changes that occurred during the second quarter of 2020 (see Note 1). The vesting was as follows: 1) 50 percent of the shares subject to this option grant will vest on the earlier of (i) December 31, 2020 or (ii) the Board’s approval of the achievement of certain performance criteria, and 2) one twelfth (1/12th) of the remaining shares subject to this option grant will vest in equal monthly installments thereafter.
The following table summarizes the activity related to stock option grants to employees and nonemployees for the years ended December 31, 2020 and 2019:

	Shares	Weighted-average exercise price share	Weighted-average remaining contractual life (years)
Outstanding at January 1, 2019	1,764,287	$26.81	8.0
Granted	1,225,901	9.73
Exercised	(97,225)	3.71
Forfeited	(394,357)	40.42

Outstanding at December 31, 2019	2,498,606	17.18	7.7
Granted	1,864,375	4.71
Exercised	(1,449)	1.08
Forfeited	(612,430)	13.39

Outstanding at December 31, 2020	3,749,102	$11.60	7.9

Vested and exercisable at December 31, 2020	1,819,399	$16.34	6.8

Vested and expected to vest at December 31, 2020	3,749,102	$11.60	7.9

As of December 31, 2020, the unrecognized compensation cost related to 1,929,703 unvested stock options expected to vest was $8.1 million. This unrecognized compensation will be recognized over an estimated weighted-average amortization period of 2.3 years. The aggregate intrinsic value of options exercised during the year ended December 31, 2020 was $1,000. The aggregate intrinsic value of options exercised during the year ended December 31, 2019 was $0.7 million. The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2020 was $0.2 million and $0.1 million, respectively. The options granted during the years ended December 31, 2020 and 2019, had an estimated weighted average grant date fair value of $3.13 and $6.74, respectively.
The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying common stock at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options during the years ended December 31, 2020 and 2019 was determined using the methods and assumptions discussed below.

•
The expected term of employee options with service-based vesting is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin (“SAB”) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of nonemployee options is equal to the contractual term.

•	The expected volatility is based on historical volatilities of similar entities within the Company’s industry which were commensurate with the expected term assumption as described in SAB No. 107.

•	The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•	The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.

•
Prior to the OvaScience Merger, the Company’s common stock was not publicly traded. The Company’s board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American

Institute of Certified Public Accountants 2013 Practice Aid,
Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
Following the OvaScience Merger, the fair market value of the Company’s common stock is determined based on the closing price of its common stock on the Nasdaq Capital Market.

The grant date fair value of each option grant was estimated throughout the year using the Black-Scholes option-pricing model using the following assumptions for the Plan:

	Year Ended, December 31,	Year Ended, December 31,
	2020	2019
Expected term (in years)	5.74	6.02
Expected volatility	77%	80%
Risk-free interest rate	0.86%	2.22%
Expected dividend yield	0%	0%
Fair market value of common stock	$4.71	$9.73
At the time of the Alizé acquisition, Alizé had 6,219
non-employee
(BSA) warrants and 5,360 employee (BSPCE) warrants outstanding, which have weighted-average exercise prices of €80.06 and €83.40, respectively. As of December 31, 2020, all BSAs and BSPCEs were vested. During the year ended December 31, 2020, 910 BSPCE warrants were exercised resulting in the issuance of 12,307 shares of the Company’s common stock. In addition, during the year ended December 31, 2020, a total of 2,586 BSA and BSPCE warrants were forfeited. As of December 31, 2020, there were an aggregate of 48,265 shares of common stock issuable upon the exercise of the warrants with a weighted-average exercise price of $7.85 per share. These instruments are included in the equity attributable to noncontrolling interests.